Financing Receivables	12 Months Ended
Dec. 31, 2020
SUNLIGHT FINANCIAL LLC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables

Note 3. Financing Receivables

Sunlight recognizes receivables primarily related to (a) advances that Sunlight remits to contractors on a short-term basis to facilitate the installation of residential solar and home improvement equipment and (b) loans and loan participations. Loans and loan participations primarily include Sunlight’s undivided 5.0% participation and Indirect

Channel Loans purchased from its Bank Partner. The following table summarizes Sunlight’s financing receivables and changes thereto:

		Loans
		and Loan
	Advances(a)	Participations(b)	Total
December 31, 2020
Amounts outstanding	$35,401	$6,351	$41,752
Unamortized discount	—	(893)	(893)
Allowance for credit losses	(121)	(125)	(246)
Carrying value	$35,280	$5,333	$40,613
December 31, 2019
Amounts outstanding	$17,523	$6,064	$23,587
Unamortized discount	—	(838)	(838)
Allowance for credit losses	(215)	(96)	(311)
Carrying value	$17,308	$5,130	$22,438
Allowance for Credit Losses
Balance ‒ December 31, 2018	$284	$90	$374
Provision for credit losses	(69)	794	725
Realized losses	—	(788)	(788)
Balance ‒ December 31, 2019	215	96	311
Provision for credit losses	(94)	1,444	1,350
Realized losses	—	(1,415)	(1,415)
Balance ‒ December 31, 2020	$121	$125	$246
Changes in Carrying Value
Balance ‒ December 31, 2018		$3,679	$3,679
Purchases, net(c)		3,019	3,019
Proceeds from principal repayments, net		(913)	(913)
Accretion of loan discount		139	139
Provision for credit losses		(794)	(794)
Balance ‒ December 31, 2019		5,130	5,130
Purchases, net(d)		2,839	2,839
Proceeds from principal repayments, net		(1,316)	(1,316)
Accretion of loan discount		124	124
Provision for credit losses		(1,444)	(1,444)
Balance ‒ December 31, 2020		$5,333	$5,333
(a)	Represents short-term, advance payments made by Sunlight to certain contractors in anticipation of a project’s substantial completion.
(b)	Represents (i) Sunlight’s 5.0% participation interest in a pool of residential solar loans with an aggregate UPB of $6.0 million and $5.7 million at December 31, 2020 and 2019, respectively, and (ii) Indirect Channel Loans purchased by Sunlight with an aggregate UPB of $0.4 million and $0.4 million at December 31, 2020 and 2019, respectively. No loans or loan participations were individually evaluated for impairment at December 31, 2020 or 2019.
(c)	During the year ended December 31, 2019, Sunlight purchased (i) 5.0% participation interests in 1,838 loans with an aggregate UPB of $2.9 million as well as 42 Indirect Channel Loans with an aggregate UPB of $0.7 million.
(d)	During the year ended December 31, 2020, Sunlight purchased 5.0% participation interests in 1,007 loans with an aggregate UPB of $1.6 million as well as 49 Indirect Channel Loans with an aggregate UPB of $1.2 million.

Advances — The following section presents certain characteristics of Sunlight’s advances.

Risk Ratings — As further described in Note 2, management evaluates Sunlight’s advances for impairment using risk ratings assigned on a scale of “1” (low risk) through “5” (higher risk). The following table allocates the advance amount outstanding based on Sunlight’s internal risk ratings:

	Total
		Amount	% of Amount
Risk Tier(a)	Contractors	Outstanding	Outstanding
December 31, 2020
1 Low risk	78	$18,072	51.0%
2 Low-to-medium risk	56	16,700	47.2
3 Medium risk	4	604	1.7
4 Medium-to-high risk	—	—	—
5 Higher risk	3	25	0.1
	141	$35,401	100.0%
December 31, 2019
1 Low risk	50	$11,021	62.9%
2 Low-to-medium risk	31	5,803	33.1
3 Medium risk	4	663	3.8
4 Medium-to-high risk	—	—	—
5 Higher risk	1	36	0.2
	86	$17,523	100.0%
(a)	At December 31, 2020 and 2019, the average risk rating of Sunlight’s advances was 1.5 (“low-to-medium risk”) and 1.4 (“low risk”), weighted by total advance amounts outstanding.

Delinquencies — The following table presents the payment status of advances held by Sunlight:

	Total
	Amount	% of Amount
Payment Delinquency	Outstanding	Outstanding
December 31, 2020
Current	$29,132	82.3%
Less than 30 days	3,137	8.9
30 days	1,424	4.0
60 days	672	1.9
90+ days(a)	1,036	2.9
	$35,401	100.0%
December 31, 2019
Current	$15,703	89.6%
Less than 30 days	1,228	7.0
30 days	268	1.5
60 days	64	0.4
90+ days(a)	260	1.5
	$17,523	100.0%
(a)	As further discussed in Note 2, Sunlight generally evaluates amounts delinquent for 90 days or more for impairment. Advances to contractors may remain outstanding as a result of operational and other reasons that are unrelated to the contractor’s creditworthiness. Sunlight assessed advances 90 days or more, along with other factors that included the contractor’s risk tier and historical loss experience, and established loss allowances of $0.1 million and $0.2 million at December 31, 2020 and 2019, respectively.

Concentrations — The following table presents the concentration of advances, by counterparty:

	At December 31,
	2020		2019
	Amount		Amount
Contractor	Outstanding	% of Total	Outstanding	% of Total
1	$10,429	29.5%	$7,041	40.2%
2	6,425	18.1	2,548	14.5
3	2,615	7.4	49	0.3
4	1,812	5.1	—	—
5	712	2.0	58	0.3
6	644	1.8	46	0.3
7	574	1.6	20	0.1
8	545	1.5	351	2.0
9	514	1.5	423	2.4
10	477	1.3	—	—
Other(a)	10,654	30.2	6,987	39.9
	$35,401	100.0%	$17,523	100.0%
(a)	At December 31, 2020 and 2019, Sunlight recorded advances receivable from 131 and 76 counterparties not individually listed in the table above with average balances of $0.1 million and $0.1 million, respectively. At December 31, 2019, Sunlight recorded advances receivable from individual counterparties of $1.1 million, $0.9 million, $0.5 million, $0.4 million, and $0.3 million that represent the largest advance concentrations included in “Other,” based on the amount outstanding.

Loans and Loan Participations — The following section presents certain characteristics of Sunlight’s investments in loans and loan participations. Unless otherwise indicated, loan participation amounts are shown at Sunlight’s 5% interest in the underlying loan pool.

Delinquencies — The following table presents the payment status of loans and loan participations held by Sunlight:

			Bank Partner
	Loan Participations		Loans		Total
Payment Delinquency(a)	Loans	UPB	Loans	UPB	Loans	UPB	% of UPB
December 31, 2020
Current	4,409	$5,760	16	$319	4,425	$6,079	95.7%
Less than 30 days	116	174	—	—	116	174	2.7
30 days	22	38	1	23	23	61	1.0
60 days	7	11	—	—	7	11	0.2
90+ days	10	14	1	12	11	26	0.4
	4,564	$5,997	18	$354	4,582	$6,351	100.0%
December 31, 2019
Current	3,921	$5,462	12	$223	3,933	$5,685	93.8%
Less than 30 days	101	158	4	91	105	249	4.1
30 days	21	27	—	—	21	27	0.4
60 days	9	12	2	64	11	76	1.3
90+ days	9	15	1	12	10	27	0.4
	4,061	$5,674	19	$390	4,080	$6,064	100.0%
(a)	As further described in Note 2, Sunlight places loans delinquent greater than 90 days on nonaccrual status. Such Loans had carrying values of $0.0 million and $0.0 million at December 31, 2020 and 2019, respectively. Sunlight does not consider the average carrying values and interest income recognized (including interest income recognized using a cash-basis method) material for the years ended December 31, 2020 and 2019.

Loan Collateral Concentrations — The following table presents the UPB of Balance Sheet Loans, including Sunlight’s relevant participation percentage of the Indirect Channel Loans underlying the participation interests held by Sunlight, based upon the state in which the borrower lived at the time of loan origination:

	At December 31,
	2020		2019
State	UPB	% of Total	UPB	% of Total
Texas	$1,203	18.9%	$1,189	19.6%
California	1,111	17.5	1,153	19.0
Florida	555	8.7	520	8.6
New York	403	6.3	451	7.4
New Jersey	376	5.9	329	5.4
Arizona	312	4.9	297	4.9
Pennsylvania	274	4.3	292	4.8
South Carolina	234	3.7	235	3.9
Missouri	228	3.6	211	3.5
Massachusetts	223	3.5	184	3.0
Other(a)	1,432	22.7	1,203	19.9
	$6,351	100.0%	$6,064	100.0%
(a)	Sunlight only participates in residential solar loans originated within the United States, including 31 and 27 states not individually listed in the table above, none of which individually amount to more than 2.7% and 2.5% of the UPB at December 31, 2020 and 2019, respectively.